Income Taxes (Details) - Schedule of Deferred Tax Assets (Liabilities) - USD ($)	Dec. 30, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward	$ 10,959	$ 13,356
Tax credit, deduction and capital loss carryforward	1,193	3,212
Share-based compensation	780	503
Debt issuance costs	25
Accrued expenses and other liabilities	1,808	1,276
Interest limitation and carryforward	9,501	7,546
Operating lease liabilities	1,518	1,657
Total deferred tax assets	25,784	27,550
Less: valuation allowance	(22,378)	(23,383)
Deferred tax assets, net of valuation allowance	3,406	4,167
Deferred tax liabilities:
Deprecation	(1,178)	(1,507)
Basis differences in acquired intangibles	(1,064)	(1,347)
Debt Issuance Cost		(9)
Operating lease - Right-of-use assets	(1,392)	(1,482)
Total deferred tax liabilities	(3,634)	(4,345)
Deferred tax liability	$ (228)	$ (178)